Share capital - Disclosure of dividends (Details) - CAD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.22	$ 0.21
Dividend payable	$ 40,574,000	$ 35,085,000
February 24, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 10,167,000
Dividend reinvestment plan	7,498,987
May 12, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 10,177,000
Dividend reinvestment plan	7,385,458
August 9, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 10,109,000
Dividend reinvestment plan	7,780,634
November 9, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 10,121,000
Dividend reinvestment plan	6,686,671
February 21, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 8,364,000
Dividend reinvestment plan		8,989,709
May 11, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 8,404,000
Dividend reinvestment plan		7,102,627
August 8, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 9,160,000
Dividend reinvestment plan		8,005,584
November 9, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 9,157,000
Dividend reinvestment plan		7,891,496